SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:- SHAREHOLDERS' EQUITY

a.	Pertinent rights and privileges conferred by Ordinary shares:

The Ordinary shares of the Company are listed on the NASDAQ Global Market. The Ordinary shares confer upon their holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared.

b.	Issued and outstanding share capital: 23,309,987 Ordinary shares as of December 31, 2022 and 23, 301,653 Ordinary shares as of December 31, 2021.

c.	Stock Option Plan:

On October 27, 2003, the Company's Board of Directors approved the Company's 2003 Israeli Share Option Plan ("the 2003 Plan"). Under the 2003 Plan, stock options may be periodically granted to employees, directors, officers and consultants of the Company or its subsidiaries in accordance with the decision of the Board of Directors of the Company (or a committee appointed by it). The Board of Directors also has the authority to determine the vesting schedule and exercise price of options granted under the 2003 Plan.

In May 2008, the Board of Directors approved an amendment to the 2003 Plan, which was approved by the Company’s shareholders in August 2008, which increased the number of Ordinary shares available for issuance under the 2003 Plan by an additional 1,000,000 shares and the termination of the 2003 Plan was extended from October 2013 to October 2018. Any options that are cancelled or forfeited before expiration become available for future grant.

On June 23, 2010, the Company's Annual General Meeting approved the Company's 2010 Israeli Share Option Plan, or the 2010 Plan, which authorizes the grant of options to employees, officers, directors and consultants of the Company and its subsidiaries. The Ordinary shares that remained available for future option grants under the 2003 Plan as of the date of the adoption of the 2010 Plan and any Ordinary shares that became available in the future under the 2003 Plan as a result of expiration, cancellation or relinquishment of any option outstanding under the 2003 Plan were rolled over to the 2010 Plan. No additional options will be granted under the 2003 Plan. In June 2013, the Company's shareholders approved an increase to the number of Ordinary shares available for issuance under the 2010 Plan by an additional 500,000 shares. The 2010 Plan has an original term of ten years, which was extended in August 2020 for an additional 5 years, on which date our Board of Directors had also increased and set the number of Ordinary shares available for issuance under the 2010 to 1,200,000.

As of December 31, 2022, 491,666 Ordinary shares were available for future option grants.

A summary of employee option activity under the Company's stock option plans as of December 31, 2022 and changes during the year ended December 31, 2022 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2022	620,000	2.777	36.59	157.45
Granted	-	-
Exercised	(8,334)	2.273
Forfeited	(59,334)	2.394

Outstanding as of December 31, 2022	552,332	2.826	26.38	116.81

Exercisable as of December 31, 2022	417,332	2.783	18.85	84.43

The weighted-average grant-date fair value of options granted during the years ended December 31, 2021 and 2020 were $1.56 and $1.09, respectively. No options were granted in 2022. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2022 and the exercise price, multiplied by the number of in-the-money options). This amount changes, based on the fair market value of the Company's stock. As of December 31, 2022, there is no intrinsic value. The total intrinsic value of options exercised for the years ended December 31, 2021 and 2020 were approximately $232 and $8. As of December 31, 2022, there was approximately $75 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plan. This cost is expected to be recognized over a period of up to 1.75 years.

The options outstanding as of December 31, 2022 are follows:

Number of options outstanding as of December 31, 2022	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2022
		(In months)

45,000	1.90	43.43	15,000
16,666	2.36	29.90	16,666
1,666	2.66	7.92	1,666
360,000	2.82	17.74	360,000
24,000	3.07	13.19	24,000
35,000	3.23	54.16	-
70,000	3.28	50.05	-

552,332		26.38	417,332

d.
Dividends:

Dividends, will be declared and paid in U.S. dollars. Dividends paid to shareholders in Israel will be converted into NIS on the basis of the exchange rate prevailing at the date of payment.

On December 7, 2020, the Company announced a cash distribution of $1.079 per share. The cash distribution, in the aggregate amount of $25 million, was paid on December 28, 2020 on all of the Company's shares of record on December 17, 2020.

On August 16, 2021, the Company announced a cash distribution of $1.725 per share. The cash distribution, in the aggregate amount of $40.1 million, was paid on September 22, 2021 on all of the Company's shares of record on August 31, 2021.